VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.0%
Austria : 0.9%
Andritz AG 1,733 $ 87,934
Underline
Canada : 0.7%
ATS Corp. (USD) * † 2,483 75,682
Underline
Finland : 0.9%
Konecranes Oyj 1,412 89,463
Underline
France : 4.0%
Dassault Systemes SE 11,805 408,361
Underline
Germany : 6.3%
Duerr AG 2,904 64,403
Krones AG 585 72,488
Siemens AG 2,604 507,595
644,486
Israel : 0.8%
Nova Ltd. (USD) * 425 83,704
Underline
Japan : 21.2%
ADVANTEST CORP 1,700 96,774
Amada Co. Ltd. 8,500 82,738
Argo Graphics, Inc. 1,500 47,507
Azbil Corp. 11,600 89,493
Daifuku Co. Ltd. 5,200 106,959
Daihen Corp. 1,600 80,751
Denso Corp. 19,700 271,924
FANUC Corp. 7,500 196,153
Fuji Corp. 4,900 74,145
Keyence Corp. 1,300 529,034
Lasertec Corp. 800 75,084
Omron Corp. 3,000 101,132
Optex Group Co. Ltd. 4,500 49,764
Renesas Electronics Corp. * 6,900 87,422
Tokyo Electron Ltd. 700 105,347
Yaskawa Electric Corp. 3,500 89,426
YOKOGAWA ELECTRIC CORP 4,000 85,177
2,168,830
Netherlands : 6.8%
ASM INTERNATIONAL NV 171 98,837
ASML Holding N.V. (USD) 747 517,731
TKH GROUP NV DUTCH CERT 1,903 65,658
682,226
Norway : 0.6%
AutoStore Holdings Ltd.
144A * 66,511 65,316
Underline
Sweden : 2.7%
Hexagon AB 28,939 276,658
Underline
Switzerland : 7.0%
ABB Ltd. 9,093 491,712
Interroll Holding AG 31 68,267
Kardex Holding AG 242 72,365
STMicroelectronics N.V.
(USD) 3,475 86,771
719,115
United Kingdom : 2.5%
IMI PLC 4,220 95,882
Renishaw Plc 1,723 72,919
Number
of Shares Value
United Kingdom (continued)
TechnipFMC Plc (USD) 3,261 $ 94,373
263,174
United States : 45.6%
Altair Engineering, Inc. * 926 101,036
Ambarella, Inc. * 1,139 82,851
Analog Devices, Inc. 636 135,125
ANSYS, Inc. * 666 224,662
Applied Materials, Inc. 908 147,668
Aspen Technology, Inc. * 443 110,586
Autodesk, Inc. * 1,451 428,872
Bentley Systems, Inc. 2,818 131,601
Cognex Corp. 3,158 113,246
Emerson Electric Co. 3,900 483,327
Intuitive Surgical, Inc. * 355 185,296
KLA Corp. 199 125,394
Lam Research Corp. 1,754 126,691
Lattice Semiconductor
Corp. * 1,302 73,758
Lincoln Electric Holdings, Inc. 627 117,544
Microchip Technology, Inc. 1,588 91,072
Novanta, Inc. * 649 99,148
NVIDIA Corp. 3,834 514,868
ON Semiconductor Corp. * 1,354 85,370
Onto Innovation, Inc. * 500 83,335
Ouster, Inc. * 5,546 67,772
PTC, Inc. * 1,388 255,212
Rockwell Automation, Inc. 805 230,061
Symbotic, Inc. * † 2,601 61,670
TE Connectivity Plc 677 96,791
Teledyne Technologies,
Inc. * 541 251,094
Teradyne, Inc. 740 93,181
Texas Instruments, Inc. 938 175,884
4,693,115
Total Common Stocks
(Cost: $10,598,531) 10,258,064
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.6%
Money Market Fund: 0.6%
(Cost: $63,413)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 63,413 63,413
Total Investments: 100.6%
(Cost: $10,661,944) 10,321,477
Liabilities in excess of other assets: (0.6)% (59,891)
NET ASSETS: 100.0% $ 10,261,586

VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $123,604.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $65,316, or 0.6% of net assets.